Remuneration System for the Management Board and Employees of the Group - 2017 Long Term Incentive Plan - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2017 EUR (€) shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 EUR (€) Beneficiary	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period				1 year
Share based payment expense				€ 5,585,000	€ 4,975,000	€ 2,357,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				8,804
Number of performance shares forfeited				4,006
2017 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date				Apr. 01, 2017
Description of vesting requirements for share-based payment arrangement				Vesting/performance period is four years. If the predefined performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on key performance criteria comprising the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement).
Share based compensation vesting period				4 years
Percentage of perfomance shares vested	25.00%			25.00%
Maximum pay-out Factor	1
Description of share based compensation exercise period	Six-month
2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	31,549
Fair value of stock options granted	€ 70.52
Number of beneficiaries left | Beneficiary				7
Number of performance shares forfeited				1,711
Assumption for beneficiaries that would leave in the vesting period | Beneficiary				2
Number of performance shares allocated percentage	100.00%
Performance criteria fulfillment standards	1
Percentage of target expected to achieve to allocate performance shares	150.00%
Holding or performance period to issue total number of shares	4 years
Increase in total number of shares to be issued | shares	43,196
Share based payment expense				€ 558,446	€ 1,026,037
Management board [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	15,675
Senior management [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	14,640
Employees [member] | 2017 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	1,234
Non adjusting event [member] | 2017 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of perfomance shares vested		25.00%	25.00%
Bottom of range [member] | 2017 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pay-out factor for justified cases	0
Top of range [member] | 2017 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pay-out factor for justified cases	2
Conditional percentage of increase in number of shares vested	200.00%